Note 9 - Intangible Assets - Acquired Intangible Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Amount	$ 156,522
Finite-Lived Intangible Asset, Useful Life (Year)	15 years 8 months 12 days
Customer Relationships [Member]
Amount	$ 119,110
Finite-Lived Intangible Asset, Useful Life (Year)	17 years 9 months 18 days
Trademarks and Trade Names [Member]
Amount	$ 13,360
Finite-Lived Intangible Asset, Useful Life (Year)	10 years
Other Intangible Assets [Member]
Amount	$ 24,052
Finite-Lived Intangible Asset, Useful Life (Year)	8 years 4 months 24 days